Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Disclosure of Operating Segment Information

Operating segment information June 30, 2024	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	119,089	—	119,089
Grant income	3,722,788	—	3,722,788
Net gain on foreign exchange	—	113,458	113,458
Interest income	—	3,882,757	3,882,757

Total revenue and other income	3,841,877	3,996,215	7,838,092

Result
Segment Result	(46,556,929)	3,840,304	(42,716,625)

Profit/(loss) before income tax expense	(46,556,929)	3,840,304	(42,716,625)

Income tax expense	—	—	—

Loss after income tax expense			(42,716,625)
Total segment assets	201,579,281	—	201,579,281
Total segment liabilities	12,057,539	—	12,057,539

Operating segment information June 30, 2023	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	191,721	—	191,721
Grant income	3,314,001	—	3,314,001
Net gain on fair value movement of warrants	—	131,896	131,896
Net gain on foreign exchange	—	623,511	623,511
Interest income	—	938,999	938,999

Total revenue and other income	3,505,722	1,694,406	5,200,128

Result
Segment Result	(41,431,305)	1,534,957	(39,896,348)
Profit/(loss) before income tax expense	(41,431,305)	1,534,957	(39,896,348)
Income tax expense	—	—	—
Loss after income tax expense			(39,896,348)

Total segment assets	147,448,990	—	147,448,990
Total segment liabilities	10,979,601	—	10,979,601

Operating segment information June 30, 2022	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	170,369	—	170,369
Other income
Research material sales	84,018	—	84,018
Grant income	4,459,974	—	4,459,974
Net gain on fair value movement of warrants	—	591,070	591,070
Net gain on foreign exchange	—	1,228,122	1,228,122
Interest income	—	224,520	224,520

Total revenue and other income	4,714,361	2,043,712	6,758,073

Result
Segment Result	(33,929,768)	(1,718,976)	(32,210,792)

Profit/(loss) before income tax expense	(33,929,768)	(1,718,976)	(32,210,792)
Income tax expense			(34)

Loss after income tax expense			(32,210,826)

Total segment assets	102,169,550	—	102,169,550
Total segment liabilities	8,092,184	—	8,092,184